GOING CONCERN AND MANAGEMENT’S PLAN	9 Months Ended
Jun. 30, 2026
Goodvision Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
GOING CONCERN AND MANAGEMENT’S PLAN

Note 2. Going Concern and Management’s Plan

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. In accordance with Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements — Going Concern, management is required to evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern.

As of June 30, 2026, the Company identified the following conditions relevant to the going concern assessment: (i) a working capital deficit of approximately $554,473, compared to positive working capital of $149,916 as of September 30, 2025; (ii) a net loss of approximately $(690,384) for the nine months ended June 30, 2026; (iii) an accumulated deficit of approximately $540,468; (iv) net cash used in operating activities of approximately $(2,949,283) for the nine months ended June 30, 2026, driven principally by the growth in accounts receivable; (v) $1,900,000 of short-term loans from related parties maturing within the evaluation period; (vi) concentration of revenue and accounts receivable among a limited number of customers, with the Company’s two largest customers representing approximately 76% of revenue for the three months ended June 30, 2026 and approximately 95% of accounts receivable as of June 30, 2026; and (vii) the uncertainty associated with the proposed business combination with Calisa Acquisition Corp., the consummation of which is subject to conditions outside the Company’s control.

Management has evaluated whether its plans are sufficient to mitigate the conditions described above. Management has prepared a detailed cash flow forecast covering the twelve-month period following the date these financial statements are available to be issued. Key components of management’s plans include: (i) continued execution of existing customer contracts and collection of the accounts receivable generated by the AI Inference Services offering — of which approximately $5.3 million was collected subsequent to June 30, 2026 (approximately $2.8 million in July 2026 and the remainder in early August 2026), including the entire 31-to-60-day past-due cohort outstanding at June 30, 2026, which cleared in early August 2026; (ii) continued management of operating expenses and vendor payment timing, including the accounts payable credit line extended by the Company’s primary cloud infrastructure vendor and the ability to defer certain related-party payables; and (iii) continued access to related-party and other working capital financing, as evidenced by $500,000 of additional related-party loans received in July 2026 and the equity financings described in Note 16. In addition, on July 30, 2026, GV Assets Holdings Limited and Waterdrip Investment Ltd entered into conversion and mutual release agreements pursuant to which $1,380,000 of related-party loan principal owed to GV Assets Holdings Limited (comprising $880,000 reflected in the June 30, 2026 balance sheet and $500,000 under two loan agreements entered into on July 1, 2026 and July 22, 2026) and $520,000 of loan principal owed to Waterdrip Investment Ltd (reflected in the June 30, 2026 balance sheet), which amounts exclude the $500,000 loan from Mr. Yi (Davy) Wang that is included in the $1,900,000 of related-party loans reflected in the June 30, 2026 balance sheet, together with $930,000 of advanced transaction expenses paid by GV Assets on the Company’s behalf, would be converted into or satisfied with equity of the surviving public company upon consummation of the Business Combination, with all accrued interest waived; because the conversions are contingent on the consummation of the Business Combination, management has not relied on them, but they evidence the lenders’ continued support and willingness to extend or capitalize the loans. The anticipated receipt of trust account proceeds upon consummation of the proposed Business Combination represents additional potential liquidity but has not been relied upon in management’s assessment.

Additional factors supporting management’s assessment include: (i) the Company held cash and cash equivalents of $1,701,376 as of June 30, 2026 which, together with the subsequent collections described above and projected cash flows from operations, management believes is sufficient to fund operations and to service the short-term loans as they become due; and (ii) revenue increased significantly year-over-year, and the Company’s cost structure includes no long-term lease commitments and a meaningful component of discretionary and deferrable spending.

Based on the foregoing analysis, management concluded that the conditions described above, considered in the aggregate, initially raised substantial doubt about the Company’s ability to continue as a going concern. Management further concluded that its plans, considered in the aggregate, are sufficient to alleviate that substantial doubt. In reaching this conclusion, management also considered the Company’s return to profitability in the third quarter of fiscal 2026 and the narrowing of its working capital deficit to $554,473 as of June 30, 2026, which reinforce the sufficiency of management’s plans. In reaching this conclusion, management did not rely on the consummation of the Business Combination; because consummation is subject to conditions outside the Company’s control, any proceeds from the Business Combination are treated as additional potential liquidity only. Accordingly, the substantial doubt has been alleviated, and these unaudited condensed consolidated financial statements have been prepared on a going concern basis.

Management’s cash flow forecast is inherently subject to estimation uncertainty, including assumptions regarding the timing and magnitude of customer collections and the anticipated change in revenue mix among the Company’s customers. If the Company is unable to generate sufficient cash flows from operations or to obtain additional financing when needed, the Company may be required to reduce or defer planned expenditures or pursue alternative sources of liquidity.